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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      9/30/2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Zweig Advisers, LLC
                 -------------------------------
   Address:      900 Third Ave.
                 -------------------------------
                 New York, NY 10022
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-2621
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARC BALTUCH
         -------------------------------
Title:   CHIEF COMPL. OFFICER
         -------------------------------
Phone:   212-451-1100
         -------------------------------

Signature, Place, and Date of Signing:

/s/  Marc Baltuch            New York, New York     November  3, 2011
-------------------------    ------------------     -----------------
[Signature]                    [City, State]             [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                           --------------------

Form 13F Information Table Entry Total:                              68
                                                           --------------------

Form 13F Information Table Value Total:                           $ 460881
                                                           --------------------
                                                              (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


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Zweig Advisers SEC Form 13F 9/30/2011

        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
ABBOTT LABORATORIES                       2824100      11455360     224000            (a)sole    n/a       (a)sole
ALASKA AIR GROUP INC                     11659109       8049470     143000            (a)sole    n/a       (a)sole
ALCOA INC                                13817101       5579310     583000            (a)sole    n/a       (a)sole
ALPHA NATURAL RESOURCES
 INC                                    02076X102       2052040     116000            (a)sole    n/a       (a)sole
ALTRIA GROUP INC                        02209S103      11635540     434000            (a)sole    n/a       (a)sole
AMAZON.COM INC                           23135106      10422286      48200            (a)sole    n/a       (a)sole
APPLE INC                                37833100      13798716      36200            (a)sole    n/a       (a)sole
AT&T INC                                00206R102       1654160      58000            (a)sole    n/a       (a)sole
AUTOZONE INC                             53332102       8681968      27200            (a)sole    n/a       (a)sole
BANK OF AMERICA CORP                     60505104       4975560     813000            (a)sole    n/a       (a)sole
BIOGEN IDEC INC                         09062X103       7824600      84000            (a)sole    n/a       (a)sole
BRISTOL-MYERS SQUIBB CO                 110122108       1663140      53000            (a)sole    n/a       (a)sole
CATERPILLAR INC                         149123101       8270080     112000            (a)sole    n/a       (a)sole
CENTURYLINK INC                         156700106       1656000      50000            (a)sole    n/a       (a)sole
CF INDUSTRIES HOLDINGS
 INC                                    125269100       7896960      64000            (a)sole    n/a       (a)sole
CHESAPEAKE ENERGY CORP                  165167107       8022700     314000            (a)sole    n/a       (a)sole
CHEVRON CORP                            166764100      10269720     111000            (a)sole    n/a       (a)sole
CITIGROUP INC                           172967424       5021520     196000            (a)sole    n/a       (a)sole
CLIFFS NATURAL RESOURCES
 INC                                    18683K101       6447420     126000            (a)sole    n/a       (a)sole
COMCAST CORP-CLASS A                    20030N101      10094700     483000            (a)sole    n/a       (a)sole
CONOCOPHILLIPS                          20825C104      10701080     169000            (a)sole    n/a       (a)sole
CONSUMER STAPLES SPDR                   81369Y308       9414900     317000            (a)sole    n/a       (a)sole
CUMMINS INC                             231021106       8247660     101000            (a)sole    n/a       (a)sole
DARDEN RESTAURANTS INC                  237194105       9747000     228000            (a)sole    n/a       (a)sole
DEERE & CO                              244199105       8975230     139000            (a)sole    n/a       (a)sole
DREYFUS-CS MG-IN                        26188J206      10317636   10317636            (a)sole    n/a       (a)sole
DU PONT (E.I.) DE
 NEMOURS                                263534109       9352980     234000            (a)sole    n/a       (a)sole
DUKE ENERGY CORP                        26441C105       1779110      89000            (a)sole    n/a       (a)sole
EL PASO CORP                            28336L109       7603800     435000            (a)sole    n/a       (a)sole
ELI LILLY & CO                          532457108       1737590      47000            (a)sole    n/a       (a)sole
FIRSTENERGY CORP                        337932107       1841310      41000            (a)sole    n/a       (a)sole
FOSTER WHEELER AG                       H27178104       6101970     343000            (a)sole    n/a       (a)sole
FREEPORT-MCMORAN COPPER                 35671D857       6759900     222000            (a)sole    n/a       (a)sole
GILEAD SCIENCES INC                     375558103       8225600     212000            (a)sole    n/a       (a)sole
GOLDMAN SACHS GROUP INC                 38141G104       7469450      79000            (a)sole    n/a       (a)sole
HALLIBURTON CO                          406216101       6867000     225000            (a)sole    n/a       (a)sole
HCP INC                                 40414L109       1788060      51000            (a)sole    n/a       (a)sole
HEALTH CARE SELECT
 SECTOR                                 81369Y209       9103640     287000            (a)sole    n/a       (a)sole
HJ HEINZ CO                             423074103       1665840      33000            (a)sole    n/a       (a)sole
INTEL CORP                              458140100      10835640     508000            (a)sole    n/a       (a)sole
INTL BUSINESS MACHINES
 CORP                                   459200101       9451620      54000            (a)sole    n/a       (a)sole
KIMBERLY-CLARK CORP                     494368103       1775250      25000            (a)sole    n/a       (a)sole
LEGGETT & PLATT INC                     524660107       1701940      86000            (a)sole    n/a       (a)sole
LINCOLN NATIONAL CORP                   534187109       4204470     269000            (a)sole    n/a       (a)sole
LOCKHEED MARTIN CORP                    539830109       1816000      25000            (a)sole    n/a       (a)sole
LULULEMON ATHLETICA INC                 550021109       7832650     161000            (a)sole    n/a       (a)sole
MCDONALD'S CORP                         580135101      10187120     116000            (a)sole    n/a       (a)sole
MEADWESTVACO CORP                       583334107       1449040      59000            (a)sole    n/a       (a)sole
MONSANTO CO                             61166W101       8945960     149000            (a)sole    n/a       (a)sole
NEW YORK COMMUNITY
 BANCORP                                649445103       1701700     143000            (a)sole    n/a       (a)sole
NUCOR CORP                              670346105       7593600     240000            (a)sole    n/a       (a)sole
OCCIDENTAL PETROLEUM
 CORP                                   674599105       7364500     103000            (a)sole    n/a       (a)sole
PAYCHEX INC                             704326107       1529460      58000            (a)sole    n/a       (a)sole
PEPSICO INC                             713448108       9842100     159000            (a)sole    n/a       (a)sole
PETROLEO BRASILEIRO
 S.A.-ADR                               71654V408       3165450     141000            (a)sole    n/a       (a)sole
POTASH CORP OF
 SASKATCHEWAN                           73755L107       8298240     192000            (a)sole    n/a       (a)sole
QUALCOMM INC                            747525103       8850660     182000            (a)sole    n/a       (a)sole
SANDISK CORP                            80004C101       7424400     184000            (a)sole    n/a       (a)sole
SCHLUMBERGER LTD                        806857108       8421930     141000            (a)sole    n/a       (a)sole
TEMPLETON DRAGON FUND
 INC                                    88018T101       6485600     268000            (a)sole    n/a       (a)sole
TOTAL SA-SPON ADR                       8.92E+113       1798670      41000            (a)sole    n/a       (a)sole
UNION PACIFIC CORP                      907818108       8493680     104000            (a)sole    n/a       (a)sole
UNITED CONTINENTAL
 HOLDINGS                               910047109       7034940     363000            (a)sole    n/a       (a)sole
UNITEDHEALTH GROUP INC                  91324P102       9362360     203000            (a)sole    n/a       (a)sole
UTILITIES SELECT SECTOR
 SPDR                                   81369Y886       2657560      79000            (a)sole    n/a       (a)sole
VERIZON COMMUNICATIONS
 INC                                    92343V104      11481600     312000            (a)sole    n/a       (a)sole
VISA INC-CLASS A SHARES                 92826C839       8657720     101000            (a)sole    n/a       (a)sole
WILLIAMS COS INC                        969457100       9346560     384000            (a)sole    n/a       (a)sole
                                                      460881426   22495236
